UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2020

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress Small Cap Growth Fund

SEMI-ANNUAL REPORT

April 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Congress Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.congressasset.com/funds. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling (888) 688-1299.

CONGRESS FUNDS

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	8
Schedules of Investments
Large Cap Growth	9
Mid Cap Growth	11
Small Cap Growth	13
Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	24
Notes to Financial Statements	32
Expense Examples	44
Additional Information	47
Privacy Notice	Inside Back Cover

Semi-Annual Letter to Mutual Fund Shareholders
November 1, 2019 – April 30, 2020

Dear Shareholders:

General Market Commentary:

The six month reporting period ending April 30, 2020 was dominated by the spread of the novel coronavirus and our nation’s (and the rest of the world’s) efforts to flatten the infection curve allowing for proper medical attention.  Government measures intended to curtail the spread upended daily routine and had a drastic effect on economic activity.

These measures were unimaginable just a few months ago and introduced new uncertainties into what had been a growing economy.  The result was a “flight to quality” that began in mid-February and lasted into April.  Financial securities of the highest quality, U.S. Treasury notes and bonds, rallied, while riskier assets, such as stocks fell.

The markets were also buffeted by events in the oil market.  Saudi Arabia or Russia, depending on your view, initiated a price war.  Overnight, oil prices significantly dropped, another shock to the world economy.  For the U.S., this would typically be a positive as it lowers prices for consumers.  In the short term, however, this hurt domestic oil and gas production and drove some poorly capitalized oil drilling companies out of business.

The economic carnage may best be summarized by one number – the 14.7% April unemployment report.

In late March, the stock market began to recover from the economic shock.  The Federal Reserve cut interest rates and adopted new policies to expedite lending and financial risk taking. These actions helped support the corporate bond market and increased the money supply, assuaging stock market concerns as April progressed.

Additionally, the U.S. Congress passed, and President Trump signed, two significant fiscal stimulus plans.  These programs were intended to support those recently unemployed and businesses that faced unforeseen challenges brought on by the quarantine measures.

The phased re-opening of our economy has now begun.  It has been gradual by necessity and driven by local authorities and public health experts.  Accordingly, market volatility may be elevated as market participants attempt to gauge when economic momentum is strong enough to increase aggregate demand and allow a sense of normalcy to return.

Performance Highlights and Portfolio Commentary:

CONGRESS LARGE CAP GROWTH FUND	Ticker Symbols
(“Large Cap Growth” or the “Fund”)	Institutional Class: CMLIX
Retail Class: CAMLX

Summary of Results
For the six months ending April 30, 2020, the Fund’s Retail Class shares returned 5.47%, while the Institutional Class shares returned 5.57%.  This compares with a return of 6.09% during the reporting period for the Russell 1000® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Market Environment
The Russell 1000® Growth Index rose 6.09% for the six month period ended April 30, 2020.  The Information Technology sector was the primary driver of the Index’s returns as it comprised nearly 40% of its average market cap weighting and posted returns of approximately 11.70% during the period.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance included strong stock selection in the Industrials, Financials, and Real Estate sectors.  However, the Fund’s performance was negatively impacted by relative overweight allocations to the Industrials, Financials, and Energy sectors.

The stocks that contributed the most to the period’s gains were technology conglomerate Amazon.com, Inc., software giant Microsoft Corporation, consumer electronics leader Apple Inc., creative software producer Adobe Inc., and biopharmaceutical provider Vertex Pharmaceuticals Inc.

•
Amazon.com, Inc. (AMZN) proved comparatively resilient during the first quarter of 2020, with four of its business lines feeling less impact from the coronavirus outbreak than its traditional competitors.  AMZN increased deliveries as retail outlets closed.  Grocery is an obvious essential service, so while Whole Foods is impacted by the quarantine it remains open.  Amazon Prime video’s viewer count increased as more people stay shuttered. Finally, AWS is a critical web service for many businesses thus saw a slower decline in revenue.

•
Microsoft Corporation (MSFT) is the world’s largest software company with products ranging from PC operating systems and enterprise applications to cloud-based offerings. The company posted strong first quarter 2020 results that continue to be driven by margin expansion as well as the reacceleration of growth from its cloud platform Azure.

The stocks that detracted the most from performance during the period were corporate apparel provider Cintas Corporation, robotic surgical system developer Intuitive Surgical, Inc., global technology and manufacturing company Honeywell International Inc., data communications leader Motorola Solutions, Inc., and retailer TJX Companies Inc.

•
Cintas Corporation (CTAS) engages in the provision of corporate identity uniforms through rental and sales programs. The company reported solid first quarter 2020 results fueled by strong growth across its various businesses. However, management withdrew their full year guidance due to COVID-19, which could lead to reduced demand for uniforms from its customer base.

•
Intuitive Surgical, Inc. (ISRG) develops, manufactures, and markets the da Vinci Surgical System along with related instruments and accessories used in minimally invasive surgery.  Procedure growth has been negatively impacted by COVID-19 in China, Korea, Japan, and Taiwan. Management does not have any visibility into the overall scope of the impact to its bottom line as a result of this continuing disruption. As a result, the stock was sold.

CONGRESS MID CAP GROWTH FUND	Ticker Symbols
(“Mid Cap Growth” or the “Fund”)	Institutional Class: IMIDX
Retail Class: CMIDX

Summary of Results
For the six months ending April 30, 2020, the Fund’s Retail Class shares returned -4.02%, while the Institutional Class shares returned -3.91%.  This compares with a return of -1.78% during the reporting period for the Russell Midcap® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Market Environment
The Russell Midcap® Growth Index posted a return of -1.78% for the six month period ending April 30, 2020.  The Information Technology and Health Care sectors contributed to the Index’s returns.  However, all other sectors detracted from performance, with the Industrials and Consumer Discretionary sectors detracting most.

Contributors and Detractors to Performance
Factors positively affecting the Fund’s performance during the reporting period included strong stock selection in the Consumer Discretionary and Communication Services sectors, as well as a lack of exposure to the Energy sector.  However, the Fund’s performance was negatively impacted by stock selection in the Health Care, Industrials, and Consumer Staples sectors.

The stocks that contributed the most to the period’s gains were semiconductor producer Monolithic Power Systems, Inc., online retailer Etsy, Inc., cyber security provider Qualys, Inc., semiconductor manufacturer Diodes Inc., and mobile communication semiconductor company Skyworks Solutions, Inc.

•
Monolithic Power Systems, Inc. (MPWR) is a semiconductor company that designs, develops, and markets high-performance power solutions. Underlying fundamentals in the semiconductor market continued to show improvement early in the first quarter of 2020, while MPWR posted growth rates 10%-15% above peers. The stock has outperformed many of its competitors during the pandemic outbreak.  MPWR exhibited strength in backlog and lower than normal inventory levels that should help it achieve guidance and weather the storm better than peers.

•
Etsy, Inc. (ETSY) operates an online global marketplace for unique and creative goods such as shoes, clothing, bags, and accessories.  The company’s online operating model has proved to be resilient during the pandemic.  In particular, the company quickly responded to the overwhelming demand for fabric face masks, selling $133 million worth during the first quarter.

The stocks that detracted most from performance during the period were payment processing provider WEX Inc., discount retailer Five Below, Inc., home heating and cooling leader Lennox International Inc., professional services company Genpact Limited, and precision bearings manufacturer RBC Bearings Inc.

•
WEX, Inc. (WEX) is a leading global provider of corporate B2B payment solutions with core verticals in vehicle fleet payment processing, travel and corporate payments, and health and employee benefits. Recent market turmoil has impacted two of its major end-markets. In the company’s Fleet segment, trucking volume will be negatively impacted by the fewer deliveries as a result of the coronavirus, while the 60% decline in the price of oil will hurt fuel transaction revenues. The Travel business, which provides virtual cards for online travel agencies, will see a significant impact due to reduced global travel.  As a result, the stock was sold.

•
Five Below, Inc. (FIVE) is a specialty value retailer offering a broad range of trend-right, high quality merchandise targeted at the teen and pre-teen customer.  Five Below reported weaker than expected holiday season same store sales of 2.6% versus guidance of a 2-3% gain.  The stock also sold off in response to COVID 19 supply chain concerns and, later, store closures.  The stock was sold due to these factors.

CONGRESS SMALL CAP GROWTH FUND	Ticker Symbols
(“Small Cap Growth” or the “Fund”)	Institutional Class: CSMCX
Retail Class: CSMVX

Summary of Results

For the six months ending April 30, 2020, the Fund’s Retail Class shares returned -5.61%, while the Institutional Class shares returned -5.49%.  This compares with a return of -7.62% during the reporting period for the Russell 2000® Growth Index (the “Index”), which serves as the Fund’s benchmark.

Market Environment

The Russell 2000® Growth Index fell -7.62% during the six month period ending April 30, 2020.  The Health Care sector, the only sector with positive returns, was a standout during a difficult period for the Index.  The Industrials and Consumer Discretionary sectors were particularly hard hit during the period.

Contributors and Detractors to Performance

Factors positively affecting the Fund’s performance during the reporting period included strong stock selection in the Industrials and Information Technology sectors, as well as a lack of exposure to the Real Estate sector.  However, an underweight allocation to the Health Care sector, an overweight allocation to the Real Estate sector, and stock selection in the Consumer Staples sector each detracted from performance.

The stocks that contributed the most to the period’s gains were medical diagnostic company Quidel Corporation, bioprocessing technology manufacturer Repligen Corporation, cloud-based communications provider RingCentral, Inc. Class A, wood-alternative decking producer Trex Company, Inc., and aerospace and defense technology manufacturer Mercury Systems, Inc.

•
Quidel Corporation (QDEL) is a leader in diagnostic solutions for the point of care; its primary markets are in the physician’s office, hospital, clinical and reference labs.  Favorable business trends continue with strong adoption of its point of care diagnostics and a promising new product pipeline. In the current context of historic economic and healthcare challenges, QDEL should prove resilient, a result of its diagnostic concentration and consumables focus (to include COVID-19 tests) and excellent financial position.

•
Repligen Corporation (RGEN) is a leading provider of advanced bioprocessing technology and solutions used in the process of manufacturing biologic drugs. Underlying demand remained robust as customers scale these technologies into later stage higher volume processes and RGEN’s gene therapy business grows rapidly.  Its market position, business model, and financial position should allow RGEN to remain consistent and opportunistic during this challenging environment.

The stocks that detracted most from performance during the period were prestige perfume and cosmetics company Inter Parfums, Inc., technology provider Cubic Corporation, surgical device producer CONMED Corporation, business process management leader WNS (Holdings) Ltd. Sponsored ADR, and specialty retailer Boot Barn Holdings, Inc.

•
Inter Parfums, Inc. (IPAR) manufactures, markets, and distributes a wide array of prestige fragrances and fragrance related products.  IPAR provided fiscal year 2020 guidance of flat revenue due to challenges from the situation in Hong Kong, Brexit, tariffs, and a revision to their new product launch schedule.  The stock weakened further later in the period as concerns grew around global travel and retail store closures due to COVID-19.

•
Cubic Corporation (CUB) is a market leading global provider of integrated solutions for government agencies in the areas of transportation and defense.  The company offered 2020 guidance below expectations, negatively impacted by uncertainty surrounding the delayed U.S. defense budget, as well as higher costs as the company invests in digital initiatives for the benefit of long term growth.  The stock was sold in the first quarter.

In Closing:

As the investment world continues to evolve, we appreciate our shareholders’ continued confidence and trust in us. We look forward to continuing to serve you.

Sincerely,

Daniel A. Lagan, CFA	Todd Solomon, CFA
Large Cap Growth	Mid Cap Growth

Gregg O’Keefe, CFA	Lanny Thorndike
Small Cap Growth	Large Cap Growth
Mid Cap Growth	Small Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in small and medium cap securities involve additional risks such as limited liquidity and greater volatility.

The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 2000® Growth Index is a broadly diversified index predominantly made up of growth stocks of small U.S. companies. One cannot invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Funds’ administrator, U.S. Bancorp Fund Services, LLC.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of the Funds’ holdings, please refer to the Schedules of Investments in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at April 30, 2020 (Unaudited)

Large Cap Growth

Sector	Percent of Net Assets
Information Technology	36.9%
Health Care	13.3%
Consumer Discretionary	13.1%
Industrials	9.0%
Communication Services	8.7%
Financials	7.9%
Consumer Staples	4.3%
Real Estate	3.7%
Materials	1.9%
Cash [1]	1.2%
Total	100.0%

Mid Cap Growth

Sector	Percent of Net Assets
Information Technology	32.1%
Industrials	21.1%
Health Care	16.7%
Consumer Discretionary	10.3%
Consumer Staples	6.9%
Financials	4.7%
Real Estate	2.7%
Materials	2.5%
Communication Services	2.4%
Cash [1]	0.6%
Total	100.0%

Small Cap Growth

Sector	Percent of Net Assets
Information Technology	28.6%
Industrials	22.8%
Health Care	22.2%
Consumer Discretionary	8.1%
Consumer Staples	5.1%
Financials	3.4%
Materials	2.6%
Cash [1]	7.2%
Total	100.0%

1 Cash Equivalents and Other Assets in Excess of Liabilities.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 98.8%

Aerospace & Defense: 0.9%
14,600	L3Harris
	Technologies, Inc.	$2,828,020

Banks: 1.4%
44,000	First Republic Bank	4,588,760

Beverages: 0.7%
18,800	PepsiCo, Inc.	2,487,052

Biotechnology: 2.1%
28,000	Vertex
	Pharmaceuticals,
	Inc. [1]	7,033,600

Capital Markets: 4.7%
20,100	CME Group, Inc. –
	Class A	3,582,021
50,116	Moody’s Corp.	12,223,292
		15,805,313
Chemicals: 1.9%
27,500	Air Products &
	Chemicals, Inc.	6,203,450

Commercial Services: 2.0%
30,500	Cintas Corp.	6,765,815

Communications Equipment: 1.4%
32,600	Motorola
	Solutions, Inc.	4,688,206

Diversified Financial Services: 0.3%
4	Berkshire Hathaway,
	Inc. – Class A [1]	1,126,800

Diversified Telecommunication
Services: 1.5%
89,700	Verizon
	Communications,
	Inc.	5,153,265

Entertainment: 1.0%
32,100	The Walt Disney Co.	3,471,615

Equity Real Estate
Investment Trusts: 3.7%
51,788	American
	Tower Corp.	12,325,544

Food & Staples Retailing: 2.4%
26,900	Costco
	Wholesale Corp.	8,150,700

Health Care Equipment
& Supplies: 6.4%
97,556	Abbott Laboratories	8,983,932
22,400	IDEXX Laboratories,
	Inc. [1]	6,218,240
32,400	Stryker Corp.	6,040,332
		21,242,504
Health Care Providers
& Services: 1.0%
11,000	UnitedHealth
	Group, Inc.	3,217,170

Household Products: 1.2%
35,300	The Procter &
	Gamble Co.	4,160,811

Industrial Conglomerates: 2.1%
20,500	Roper
	Technologies, Inc.	6,991,115

Insurance: 1.5%
66,300	The Progressive
	Corp.	5,124,990

Interactive Media &
Services: 6.3%
8,400	Alphabet, Inc. –
	Class A [1]	11,312,280
4,613	Alphabet, Inc. –
	Class C [1]	6,221,369
17,000	Facebook, Inc. –
	Class A [1]	3,480,070
		21,013,719
Internet & Direct
Marketing Retail: 6.3%
8,580	Amazon.com, Inc. [1]	21,226,920

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 98.8% (Continued)

IT Services: 8.9%
21,200	Accenture PLC –
	Class A	$3,926,028
61,600	PayPal
	Holdings, Inc. [1]	7,576,800
103,052	Visa, Inc. – Class A	18,417,453
		29,920,281
Life Sciences Tools
& Services: 1.7%
16,700	Thermo Fisher
	Scientific, Inc.	5,589,156

Machinery: 1.3%
45,100	Dover Corp.	4,223,615

Multiline Retail: 2.0%
38,800	Dollar General Corp.	6,801,640

Pharmaceuticals: 2.1%
54,200	Zoetis, Inc.	7,008,602

Professional Services: 1.2%
25,920	Verisk Analytics, Inc.	3,961,354

Road & Rail: 1.5%
60,000	Canadian National
	Railway Co.	4,972,200

Semiconductors &
Semiconductor Equipment: 0.8%
27,000	NXP
	Semiconductors
	NV	2,688,390

Software: 18.0%
53,192	Adobe, Inc. [1]	18,810,819
24,400	ANSYS, Inc. [1]	6,388,652
26,500	Intuit, Inc.	7,149,965
136,251	Microsoft Corp.	24,417,542
13,000	Paycom Software,
	Inc. [1]	3,393,260
		60,160,238
Specialty Retail: 4.8%
51,695	The Home
	Depot, Inc.	11,364,112
95,600	The TJX Companies,
	Inc.	4,689,180
		16,053,292
Technology Hardware,
Storage & Peripherals: 7.7%
87,390	Apple, Inc.	25,675,182
TOTAL COMMON STOCKS
(Cost $165,762,484)		330,659,319

SHORT-TERM INVESTMENTS: 1.2%

Money Market Funds: 1.2%
4,095,789	First American
	Treasury
	Obligations Fund –
	Class X,
	0.170% [2]	4,095,789
TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,095,789)		4,095,789
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $169,858,273)		334,755,108
Liabilities in Excess
of Other Assets: (0.0)% [3]		(82,370)
TOTAL NET
ASSETS: 100.0%		$334,672,738

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2020.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 99.4%

Aerospace & Defense: 5.0%
120,000	Huntington Ingalls
	Industries,
	Inc.	$22,969,200
85,000	Teledyne
	Technologies,
	Inc. [1]	27,681,950
		50,651,150
Banks: 2.6%
250,026	First Republic
	Bank	26,075,212

Building Products: 2.2%
120,012	Lennox
	International, Inc.	22,403,840

Capital Markets: 2.1%
325,027	Raymond James
	Financial, Inc.	21,425,780

Commercial Services
& Supplies: 4.8%
100,014	Cintas Corp.	22,186,106
325,047	Copart, Inc. [1]	26,039,515
		48,225,621
Communications
Equipment: 3.2%
700,000	Ciena Corp. [1]	32,375,000

Containers & Packaging: 2.5%
225,024	Avery Dennison
	Corp.	24,840,399

Distributors: 2.8%
135,017	Pool Corp.	28,577,698

Electrical Equipment: 2.6%
265,042	Generac Holdings,
	Inc. [1]	25,825,692

Electronic Equipment,
Instruments & Components: 5.4%
275,000	Keysight
	Technologies,
	Inc. [1]	26,611,750
120,000	Zebra Technologies
	Corp. –
	Class A [1]	27,559,200
		54,170,950
Entertainment: 2.4%
200,014	Take-Two
	Interactive
	Software, Inc. [1]	24,211,695

Equity Real Estate
Investment Trusts: 2.7%
200,000	Sun Communities,
	Inc.	26,880,000

Food Products: 4.5%
300,037	Lamb Weston
	Holdings, Inc.	18,410,270
175,000	McCormick &
	Company, Inc. [4]	27,447,000
		45,857,270
Health Care Equipment
& Supplies: 9.9%
85,010	The Cooper
	Companies, Inc.	24,372,367
180,000	ResMed, Inc.	27,957,600
175,000	STERIS PLC	24,937,500
200,000	Varian Medical
	Systems, Inc. [1]	22,876,000
		100,143,467
Household Products: 2.4%
350,000	Church & Dwight
	Co., Inc.	24,496,500

Internet & Direct
Marketing Retail: 2.6%
400,000	Etsy, Inc. [1]	25,948,000

IT Services: 4.7%
225,000	Akamai
	Technologies,
	Inc. [1]	21,984,750

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 99.4% (Continued)

IT Services: 4.7% (Continued)
350,000	Booz Allen
	Hamilton
	Holding Corp.	$25,704,000
		47,688,750
Life Sciences Tools
& Services: 5.2%
175,000	Charles River
	Laboratories
	International,
	Inc. [1]	25,317,250
37,504	Mettler-Toledo
	International,
	Inc. [1]	27,000,630
		52,317,880
Machinery: 4.9%
185,000	IDEX Corp.	28,421,550
300,036	Xylem, Inc.	21,572,588
		49,994,138
Pharmaceuticals: 1.6%
150,014	Jazz
	Pharmaceuticals
	PLC [1]	16,539,044

Semiconductors &
Semiconductor Equipment: 8.9%
673,510	Diodes, Inc. [1]	34,274,924
145,020	Monolithic Power
	Systems, Inc.	28,990,948
255,027	Skyworks
	Solutions, Inc.	26,492,205
		89,758,077
Software: 9.9%
200,000	Fortinet, Inc. [1]	21,548,000
100,023	Paycom Software,
	Inc. [1]	26,108,004
231,451	Qualys, Inc. [1]	24,404,193
180,028	Synopsys, Inc. [1]	28,285,999
		100,346,196
Specialty Retail: 4.9%
135,016	Burlington Stores,
	Inc. [1]	24,666,073
400,000	Williams-Sonoma,
	Inc.	24,736,000
		49,402,073
Trading Companies
& Distributors: 1.6%
540,000	HD Supply
	Holdings, Inc. [1]	16,027,200
TOTAL COMMON STOCKS
(Cost $767,102,072)		1,004,181,632

SHORT-TERM INVESTMENTS: 0.6%

Money Market Funds: 0.6%
6,321,654	First American
	Treasury
	Obligations
	Fund – Class X,
	0.170% [2]	6,321,654
TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,321,654)		6,321,654
TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $773,423,726)		1,010,503,286
Liabilities in Excess
of Other Assets: (0.0)% [3]		(236,232)
TOTAL NET
ASSETS: 100.0%		$1,010,267,054

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2020.
[3]	Does not round to 0.1% or (0.1)%, as applicable.
[4]	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 92.8%

Aerospace & Defense: 4.6%
38,400	Mercury Systems,
	Inc. [1]	$3,423,744

Auto Components: 2.1%
30,500	Fox Factory
	Holding Corp. [1]	1,555,805

Banks: 1.1%
47,000	CenterState
	Bank Corp.	817,330

Biotechnology: 1.3%
10,000	Ligand
	Pharmaceuticals,
	Inc. [1]	985,700

Building Products: 6.2%
30,395	AAON, Inc.	1,448,018
25,000	Simpson
	Manufacturing
	Co., Inc.	1,802,500
15,000	Trex Company,
	Inc. [1]	1,428,300
		4,678,818
Capital Markets: 2.3%
30,000	Cohen & Steers, Inc.	1,732,200

Chemicals: 2.6%
22,353	Balchem Corp.	1,994,782

Commercial Services
& Supplies: 3.4%
17,160	MSA Safety, Inc.	1,931,015
20,215	U.S. Ecology, Inc.	662,648
		2,593,663
Communications Equipment: 2.4%
75,000	Radware Ltd. [1]	1,776,750

Electronic Equipment,
Instruments & Components: 4.6%
21,500	Novanta, Inc. [1]	1,868,135
14,000	Rogers Corp. [1]	1,554,560
		3,422,695
Food Products: 2.5%
100,000	The Simply Good
	Foods Co. [1]	1,885,000

Health Care Equipment
& Supplies: 6.9%
25,245	Neogen Corp. [1]	1,580,085
26,000	Quidel Corp. [1]	3,614,000
		5,194,085
Health Care Providers
& Services: 1.7%
28,090	AMN Healthcare
	Services, Inc. [1]	1,319,668

Health Care Technology: 5.0%
55,600	HMS Holdings
	Corp. [1]	1,594,330
57,000	Simulations
	Plus, Inc.	2,168,850
		3,763,180
Household Durables: 2.9%
13,080	Helen Of Troy
	Ltd. [1]	2,148,782

IT Services: 2.6%
40,784	WNS Holdings
	Ltd. – ADR [1]	1,992,298

Leisure Products: 1.8%
125,000	Clarus Corp.	1,335,000

Life Sciences Tools
& Services: 7.3%
23,237	Medpace Holdings,
	Inc. [1]	1,855,707
30,800	Repligen Corp. [1]	3,577,420
		5,433,127
Machinery: 4.4%
23,730	ESCO Technologies,
	Inc.	1,810,599
11,625	RBC Bearings,
	Inc. [1]	1,472,655
		3,283,254

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited) (Continued)

Shares		Value
COMMON STOCKS: 92.8% (Continued)

Personal Products: 2.6%
43,305	Inter Parfums, Inc.	$1,935,300

Professional Services: 1.7%
27,335	ASGN, Inc. [1]	1,269,711

Road & Rail: 2.5%
20,000	Saia, Inc. [1]	1,850,400

Semiconductor &
Semiconductor Equipment: 3.0%
22,180	Power Integrations,
	Inc.	2,270,123

Software: 16.0%
28,245	CyberArk
	Software Ltd. [1]	2,789,476
27,302	j2 Global, Inc.	2,201,633
20,200	Qualys, Inc. [1]	2,129,888
13,000	RingCentral, Inc. –
	Class A [1]	2,970,890
34,500	SPS Commerce,
	Inc. [1]	1,915,095
		12,006,982
Specialty Retail: 1.3%
52,000	Boot Barn
	Holdings, Inc. [1]	959,920
TOTAL COMMON STOCKS
(Cost $52,270,950)		69,628,317

SHORT-TERM INVESTMENTS: 7.4%

Money Market Funds: 7.4%
5,568,835	First American
	Treasury
	Obligations
	Fund –
	Class X, 0.170% [2]
		5,568,835
TOTAL SHORT-TERM
INVESTMENTS
(Cost $5,568,835)		5,568,835
TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $57,839,785)		75,197,152
Liabilities in Excess
of Other Assets: (0.2)%		(148,640)
TOTAL NET
ASSETS: 100.0%		$75,048,512

ADR – American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
ASSETS
Investments in unaffiliated securities, at value
(Cost $169,858,273, $773,423,726,
and $57,839,785, respectively)	$334,755,108	$1,010,503,286	$75,197,152
Receivables:
Fund shares sold	23,383	2,533,635	4,668
Dividends and interest	211,195	84,015	4,115
Prepaid expenses	27,387	24,877	17,251
Total assets	335,017,073	1,013,145,813	75,223,186

LIABILITIES
Payables:
Investment securities purchased	—	1,081,749	—
Fund shares redeemed	29,658	659,737	9,810
Investment advisory fees, net	129,053	476,336	30,440
Fund administration fees	46,899	143,016	15,932
Fund accounting fees	28,111	92,153	7,452
Distribution fees – Retail Class	1,976	19,409	32,802
Audit fees	35,335	35,337	35,335
Transfer agent fees	32,122	87,273	19,461
Custody fees	3,326	11,510	839
Chief Compliance Officer fees	2,380	2,379	2,380
Trustee fees	2,701	4,820	2,182
Sub-transfer agent fees	25,836	184,350	11,730
Other accrued expenses	6,938	80,690	6,311
Total liabilities	344,335	2,878,759	174,674
NET ASSETS	$334,672,738	$1,010,267,054	$75,048,512

COMPONENTS OF NET ASSETS
Paid-in capital	$159,804,143	$765,430,071	$53,409,943
Total distributable (accumulated)
earnings (losses)	174,868,595	244,836,983	21,638,569
Total net assets	$334,672,738	$1,010,267,054	$75,048,512
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$2,573,278	$21,599,819	$38,854,555
Shares of beneficial interest
issued and outstanding	80,881	1,097,619	1,681,668
Net asset value, offering price, and
redemption price per share	$31.82	$19.68	$23.10
Institutional Class:
Net assets	$332,099,460	$988,667,235	$36,193,957
Shares of beneficial interest
issued and outstanding	10,399,863	49,525,156	1,416,414
Net asset value, offering price, and
redemption price per share	$31.93	$19.96	$25.55

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
INVESTMENT INCOME
Dividends from unaffiliated securities
(net of foreign withholding tax of
$9,046, $—, and $591, respectively)	$2,003,554	$3,168,687	$173,629
Interest	19,340	52,150	23,546
Total investment income	2,022,894	3,220,837	197,175

EXPENSES
Investment advisory fees	831,967	3,182,566	332,636
Administration fees	96,030	289,452	28,916
Transfer agent fees	65,167	147,735	38,505
Fund accounting fees	59,679	188,574	14,926
Sub-transfer agent fees	51,429	350,084	24,833
Registration expenses	17,112	22,541	16,280
Custody fees	12,069	39,084	3,248
Audit fees	11,736	11,736	11,736
Trustees fees	10,176	16,362	7,995
Miscellaneous expenses	8,065	15,938	4,005
Chief Compliance Officer fees	4,927	4,926	4,927
Reports to shareholders	4,677	52,896	4,288
Distribution fees – Retail Class	4,084	31,694	53,341
Legal fees	3,425	3,426	3,367
Insurance expenses	1,732	2,782	1,602
Interest expenses	—	7	—
Total expenses	1,182,275	4,359,803	550,605
Less: fees waived	—	—	(105,928)
Net expenses	1,182,275	4,359,803	444,677
Net investment income (loss)	840,619	(1,138,966)	(247,502)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	9,503,748	9,048,025	4,717,385
Change in net unrealized
appreciation/depreciation on:
Unaffiliated investments	7,352,508	(46,525,307)	(9,066,034)
Change in net unrealized
appreciation/depreciation	7,352,508	(46,525,415)	(9,066,034)
Net realized and unrealized
gain (loss) on investments	16,856,256	(37,477,390)	(4,348,649)
Net increase (decrease) in net assets
resulting from operations	$17,696,875	$(38,616,356)	$(4,596,151)

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$840,619	$1,748,331
Net realized gain (loss) on investments	9,503,748	24,207,812
Change in net unrealized
appreciation/depreciation on investments	7,352,508	28,574,781
Net increase (decrease) in net assets
resulting from operations	17,696,875	54,530,924

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(24,776,337)	(216,640)
Net distributions to shareholders – Institutional Class	(283,371)	(16,209,400)
Total distributions to shareholders	(25,059,708)	(16,426,040)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(1,348,960)	(747,506)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	12,273,074	(3,624,155)
Total increase (decrease) in net assets
from capital share transactions	10,924,114	(4,371,661)
Total increase (decrease) in net assets	3,561,281	33,733,223

NET ASSETS
Beginning of period/year	331,111,457	297,378,234
End of period/year	$334,672,738	$331,111,457

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	6,271	$201,734	28,164	$849,259
Shares issued in
reinvestment of distributions	8,076	249,962	7,374	199,624
Shares redeemed	(54,388)	(1,800,656)	(58,182)	(1,796,389)
Net increase (decrease)	(40,041)	$(1,348,960)	(22,644)	$(747,506)

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	352,299	$11,062,455	455,510	$13,245,850
Shares issued in
reinvestment of distributions	669,235	20,773,056	502,586	13,640,177
Shares redeemed	(636,164)	(19,562,437)	(1,016,112)	(30,510,182)
Net increase (decrease)	385,370	$12,273,074	(58,016)	$(3,624,155)

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,138,966)	$(1,461,023)
Net realized gain (loss) on investments	9,048,025	69,388,022
Change in net unrealized appreciation/depreciation
on investments	(46,525,361)	122,287,206
Change in net unrealized appreciation/depreciation
on translation of other assets	(54)	12
Net increase (decrease) in net assets
resulting from operations	(38,616,356)	190,214,217

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(57,075,133)	(915,155)
Net distributions to shareholders – Institutional Class	(1,472,650)	(26,818,059)
Total distributions to shareholders	(58,547,783)	(27,733,214)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	(2,759,522)	(11,208,656)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	34,292,688	(79,834,829)
Total increase (decrease) in net assets
from capital share transactions	31,533,166	(91,043,485)
Total increase (decrease) in net assets	(65,630,973)	71,437,518

NET ASSETS
Beginning of period/year	1,075,898,027	1,004,460,509
End of period/year	$1,010,267,054	$1,075,898,027

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	99,813	$2,065,053	218,171	$4,332,960
Shares issued in
reinvestment of distributions	59,450	1,272,226	42,509	768,991
Shares redeemed	(297,214)	(6,096,801)	(816,091)	(16,310,607)
Net increase (decrease)	(137,951)	$(2,759,522)	(555,411)	$(11,208,656)

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	7,200,945	$144,524,373	10,300,795	$204,131,777
Shares issued in
reinvestment of distributions	1,853,871	40,191,918	1,015,919	18,571,006
Shares redeemed	(7,395,064)	(150,423,603)	(15,092,052)	(302,537,612)
Net increase (decrease)	1,659,752	$34,292,688	(3,775,338)	$(79,834,829)

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment (gain) loss	$(247,502)	$(358,832)
Net realized gain (loss) on investments	4,717,385	8,439,830
Net change in unrealized appreciation/depreciation
on investments	(9,066,034)	(1,308,422)
Net increase (decrease) in net assets
resulting from operations	(4,596,151)	6,772,576

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(3,773,767)	(4,339,059)
Net distributions to shareholders – Institutional Class	(2,686,040)	(2,634,243)
Total distributions to shareholders	(6,459,807)	(6,973,302)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class [1]	461,144	(3,975,779)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class [1]	6,435,546	3,159,578
Total increase (decrease) in net assets
from capital share transactions	6,896,690	(816,201)
Total increase (decrease) in net assets	(4,159,268)	(1,016,927)

NET ASSETS
Beginning of period/year	79,207,780	80,224,707
End of period/year	$75,048,512	$79,207,780

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	9,173	$224,959	26,715	$684,678
Shares issued in
reinvestment of distributions	144,064	3,626,102	173,522	4,135,031
Shares redeemed	(139,668)	(3,389,917)	(346,259)	(8,795,488)
Net increase (decrease)	13,569	$461,144	(146,022)	$(3,975,779)

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	254,007	$7,028,056	256,798	$7,339,126
Shares issued in
reinvestment of distributions	83,842	2,331,655	82,634	2,154,257
Shares redeemed	(107,319)	(2,924,165)	(225,000)	(6,333,805)
Net increase (decrease)	230,530	$6,435,546	114,432	$3,159,578

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS
	Six Months
	Ended			Period
	April 30,			Ending
	2020	Year Ended October 31,		October 31,
	(Unaudited)	2019	2018	2017 [1]
Net asset value,
beginning of period/year	$32.51	$29.04	$26.41	$25.97

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	0.05	0.09	0.08	(0.00)[3]
Net realized and unrealized
gain (loss) on investments	1.66	4.99	2.58	0.81
Total from investment operations	1.71	5.08	2.66	0.81

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.14)	(0.03)	—
From net realized gain	(2.32)	(1.47)	—	(0.37)
Total distributions	(2.40)	(1.61)	(0.03)	(0.37)
Net asset value,
end of period/year	$31.82	$32.51	$29.04	$26.41
Total return	5.47%[4]	18.61%	10.08%	3.14%[4]

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$2.6	$3.9	$4.2	$4.4
Portfolio turnover rate	12%[4]	20%	17%	25%[4,5]

RATIOS:
Expenses to average net assets	0.96%[6]	0.96%	0.99%	0.94%[6]
Net investment income (loss)
to average net assets	0.29%[6]	0.31%	0.26%	(0.10)%[6]

[1]	For performance and accounting purposes, inception date is September 18, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Portfolio turnover is calculated at the total Fund level.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

LARGE CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

INSTITUTIONAL CLASS
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value,
beginning of period/year	$32.67	$29.11	$26.45	$22.03	$23.36	$27.39

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	0.08	0.17	0.15	0.09	0.03	0.02
Net realized and unrealized
gain (loss) on investments	1.66	5.01	2.57	5.64	(0.55)	2.64
Total from
investment operations	1.74	5.18	2.72	5.73	(0.52)	2.66

LESS DISTRIBUTIONS:
From net
investment income	(0.16)	(0.15)	(0.06)	(0.11)	(0.04)	—
From net realized gain	(2.32)	(1.47)	—	(1.20)	(0.77)	(6.69)
Total distributions	(2.48)	(1.62)	(0.06)	(1.31)	(0.81)	(6.69)
Paid-in capital
from redemption	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$31.93	$32.67	$29.11	$26.45	$22.03	$23.36
Total return	5.57%[4]	18.94%	10.32%	27.25%	(2.24)%	11.76%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$332.1	$327.2	$293.2	$281.7	$205.6	$225.4
Portfolio turnover rate	12%[4]	20%	17%	25%	44%	46%

RATIOS:
Expenses to average
net assets	0.71%[5]	0.71%	0.74%	1.05%	1.13%	1.11%
Net investment income (loss)
to average net assets	0.51%[5]	0.56%	0.50%	0.42%	0.13%	0.12%

[1]
Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Shares Trust. At the close of business on September 15, 2017, the Century Shares Trust, a series of Century Capital Management Trust (“Accounting Survivor”) was reorganized into the Fund (the “Reorganization”). On the date of Reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the Fund. As a result, the per share table has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.90469743, as the Accounting Survivor’s net asset value was $23.5215 while the Fund’s net asset value was $25.9993 on the date of Reorganization.

[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018
Net asset value, beginning of period/year	$21.65	$18.62	$18.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.05)	(0.07)	(0.03)
Net realized and unrealized
gain (loss) on investments	(0.72)	3.62	0.19
Total from investment operations	(0.77)	3.55	0.16

LESS DISTRIBUTIONS:
From net investment income	—	—	—
From net realized gain	(1.20)	(0.52)	—
Total distributions	(1.20)	(0.52)	—
Paid-in capital from redemption	—	—	—
Net asset value, end of period/year	$19.68	$21.65	$18.62
Total return	(4.02)%[4]	19.60%	0.87%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$21.6	$26.7	$33.3
Portfolio turnover rate	15%[4]	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.07%[5]	1.08%	1.08%
After fees waived and expenses absorbed	1.07%[5]	1.08%	1.08%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.45)%[5]	(0.38)%	(0.18)%
After fees waived and expenses absorbed	(0.45)%[5]	(0.38)%	(0.18)%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective April 30, 2017, the Advisor has contractually agreed to limit the Retail Class annual ratio of expenses to 1.10% of the Retail Class daily net assets. The prior contractual limit was 1.00%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Period
Ended
October 31,	Year Ended October 31,
2017 [1]	2016	2015	2014
$16.17	$14.43	$14.55	$13.58

(0.06)	0.00 [3]	(0.02)	(0.01)

2.35	1.89	(0.00)[3]	1.53
2.29	1.89	(0.02)	1.52

—	(0.00)[3]	—	—
(0.00)[3]	(0.15)	(0.10)	(0.56)
(0.00)[3]	(0.15)	(0.10)	(0.56)
—	0.00 [3]	(0.00)[3]	0.01
$18.46	$16.17	$14.43	$14.55
14.16%[4]	13.11%	(0.15)%	11.22%

$42.0	$48.0	$18.3	$13.0
30%[4]	18%	24%	35%

1.05%[5]	1.08%	1.12%	1.15%
1.03%[5,6]	1.00%	1.00%	1.00%

(0.40)%[5]	(0.07)%	(0.25)%	(0.22)%
(0.38)%[5]	0.01%	(0.13)%	(0.07)%

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018
Net asset value, beginning of period/year	$21.92	$18.81	$18.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [2]	(0.02)	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	(0.74)	3.66	0.20
Total from investment operations	(0.76)	3.63	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.00)[3]	(0.00)[3]	(0.01)
From net realized gain	(1.20)	(0.52)	—
Total distributions	(1.20)	(0.52)	(0.01)
Paid-in capital from redemption	—	—	—
Net asset value, end of period/year	$19.96	$21.92	$18.81
Total return	(3.91)%[4]	19.86%	1.12%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$988.7	$1,049.2	$971.1
Portfolio turnover rate	15%[4]	26%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.82%[5]	0.83%	0.83%
After fees waived and expenses absorbed	0.82%[5]	0.83%	0.83%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.21)%[5]	(0.13)%	0.06%
After fees waived and expenses absorbed	(0.21)%[5]	(0.13)%	0.06%

[1]	The Fund changed fiscal year end from December 31 to October 31 effective close of business September 15, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to 0.01%, $0.01, or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]
Effective April 30, 2017, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 0.85% of the Institutional Class daily net assets. The prior contractual limit was 0.75%.

The accompanying notes are an integral part of these financial statements.

MID CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Period
Ended
October 31,	Year Ended October 31,
2017 [1]	2016	2015	2014
$16.26	$14.50	$14.60	$13.61

(0.02)	0.04	0.02	0.02

2.37	1.90	(0.00)[3]	1.55
2.35	1.94	0.02	1.57

—	(0.03)	(0.02)	(0.02)
(0.00)[3]	(0.15)	(0.10)	(0.56)
(0.00)[3]	(0.18)	(0.12)	(0.58)
—	0.00 [3]	0.00 [3]	0.00 [3]
$18.61	$16.26	$14.50	$14.60
14.45%	13.38	0.10%	11.49

$891.4	$556.4	$272.5	$190.5
30%[4]	18%	24%	35%

0.80%[5]	0.83%	0.87%	0.90%
0.78%[5,6]	0.75%	0.75%	0.75%

(0.15)%[5]	0.16%	0.00%[3]	0.02%
(0.13)%[5]	0.24%	0.12%	0.17%

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

RETAIL CLASS
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value,
beginning of period/year	$26.69	$26.95	$23.54	$20.53	$28.53	$33.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.09)	(0.14)	(0.19)	(0.19)	(0.17)	(0.26)
Net realized and unrealized
gain (loss) on investments	(1.22)	2.33	3.60	6.20	(1.48)	0.83
Total from
investment operations	(1.31)	2.19	3.41	6.01	(1.65)	0.57

LESS DISTRIBUTIONS:
From net realized gain	(2.28)	(2.45)	—	(2.86)	(6.35)	(5.16)
From return of capital	—	—	—	(0.14)	—	—
Total distributions	(2.28)	(2.45)	—	(3.00)	(6.35)	(5.16)
Paid-in capital
from redemption	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$23.10	$26.69	$26.95	$23.54	$20.53	$28.53
Total return	(5.61)%[5]	9.19%	14.53%	29.32%	(6.77)%	2.14%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$38.9	$44.5	$48.9	$47.3	$66.1	$100.7
Portfolio turnover rate	49%[5]	21%	35%	52%	82%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.52%[6]	1.49%	1.45%	1.53%	1.46%	1.42%
After fees waived and
expenses absorbed	1.25%[6]	1.21%	1.33%[4]	1.53%	1.46%	1.42%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(1.01)%[6]	(0.82)%	(0.86)%	(0.82)%	(0.78)%	(0.85)%
After fees waived and
expenses absorbed	(0.74)%[6]	(0.54)%	(0.74)%	(0.82)%	(0.78)%	(0.85)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Retail Class annual ratio of expenses to 1.25% of the Retail Class daily net assets. The prior contractual limit was 1.55%.

[5]	Not annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

SMALL CAP GROWTH

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year [1]

INSTITUTIONAL CLASS
	Six Months
	Ended
	April 30,
	2020	Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value,
beginning of period/year	$29.25	$29.24	$25.47	$21.96	$30.00	$34.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss) [2]	(0.07)	(0.09)	(0.14)	(0.12)	(0.11)	(0.17)
Net realized and unrealized
gain (loss) on investments	(1.35)	2.55	3.91	6.63	(1.58)	0.87
Total from
investment operations	(1.42)	2.46	3.77	6.51	(1.69)	0.70

LESS DISTRIBUTIONS:
From net realized gain	(2.28)	(2.45)	—	(2.86)	(6.35)	(5.16)
From return of capital	—	—	—	(0.14)	—	—
Total distributions	(2.28)	(2.45)	—	(3.00)	(6.35)	(5.16)
Paid-in capital
from redemption	—	—	—	0.00 [3]	0.00 [3]	0.00 [3]
Net asset value,
end of period/year	$25.55	$29.25	$29.24	$25.47	$21.96	$30.00
Total return	(5.49)%[5]	9.41%	14.84%	29.63%	(6.53)%	2.48%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$36.2	$34.7	$31.3	$28.9	$88.2	$164.1
Portfolio turnover rate	49%[5]	21%	35%	52%	82%	69%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.27%[6]	1.28%	1.20%	1.25%	1.16%	1.13%
After fees waived and
expenses absorbed	1.00%[6]	1.00%	1.08%[4]	1.25%	1.16%	1.13%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.77%)[6]	(0.62)%	(0.61)%	(0.48)%	(0.47)%	(0.52)%
After fees waived and
expenses absorbed	(0.50)%[6]	(0.34)%	(0.49)%	(0.48)%	(0.47)%	(0.52)%

[1]	Activity presented prior to close of business September 15, 2017, represents the historical operating results of the Century Small Cap Select Fund, a series of Century Capital Management Trust.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]
Effective February 28, 2018, the Advisor has contractually agreed to limit the Institutional Class annual ratio of expenses to 1.00% of the Institutional Class daily net assets. The prior contractual limit was 1.30%.

[5]	Not annualized.
[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.

The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2020. See the Schedules of Investments for industry breakouts.

Large Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$330,659,319	$—	$—	$330,659,319
Short-Term Investments	4,095,789	—	—	4,095,789
Total Investments
in Securities	$334,755,108	$—	$—	$334,755,108

Mid Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,004,181,632	$—	$—	$1,004,181,632
Short-Term Investments	6,321,654	—	—	6,321,654
Total Investments
in Securities	$1,010,503,286	$—	$—	$1,010,503,286

Small Cap Growth
	Level 1	Level 2	Level 3	Total
Common Stocks	$69,628,317	$—	$—	$69,628,317
Short-Term Investments	5,568,835	—	—	5,568,835
Total Investments
in Securities	$75,197,152	$—	$—	$75,197,152

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

As of the prior fiscal year end October 31, 2019, the Funds did not defer any late year losses and did not have any capital loss carry-forwards.

As of April 30, 2020, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2020, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Congress Asset Management Company, LLP (the “Advisor”) determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

J.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820.  The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements.  The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by U.S. GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein.  Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13.  Management has chosen to early adopt the eliminated or modified disclosures.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all of the funds in the Trust. All Trust shareholders of record, in the aggregate across all funds of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust
	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr,	Ashi S. Parikh,
Independent Trustee	Independent Trustee
Wallace L. Cook,	Carl A. Froebel,
Independent Trustee	Independent Trustee
Eric W. Falkeis,	Steven J. Paggioli,
Independent Trustee	Independent Trustee

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For Large Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For Mid Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund.  For Small Cap Growth, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. The advisory fees incurred during the six months ended April 30, 2020, are disclosed in the Statements of

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

Operations.  The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

	Class	Current
Large Cap Growth	Retail	1.20%
	Institutional	0.95%
Mid Cap Growth	Retail	1.10%
	Institutional	0.85%
Small Cap Growth	Retail	1.25%
	Institutional	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2020, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

At April 30, 2020, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of Large Cap Growth, Mid Cap Growth, and Small Cap Growth that may be reimbursed were $11,509, $4,619, and $424,176, respectively. The Advisor may recapture a portion of the above amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.

Large Cap Growth:

Expiration	Amount
October 31, 2020	$11,509

Mid Cap Growth:

Expiration	Amount
October 31, 2020	$4,619

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

Small Cap Growth:

Expiration	Amount
October 31, 2021	$ 99,954
October 31, 2022	218,294
April 30, 2023	105,928

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2020, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2020, are disclosed in the Statements of Operations.

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2020, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2020, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$39,661,122	$52,096,271
Mid Cap Growth	155,644,986	187,209,633
Small Cap Growth	19,666,671	19,533,651

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2020.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2020 (estimated) and fiscal year ended October 31, 2019 as applicable, were as follows:

Large Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$1,640,516	$1,554,432
Long-term capital gain	23,419,192	14,871,608
	$25,059,708	$16,426,040

Mid Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$8,500,848	$163,824
Long-term capital gain	50,046,935	27,569,390
	$58,547,783	$27,733,214

Small Cap Growth:
	2020	2019
Distributions paid from:
Ordinary income	$1,632,775	$—
Long-term capital gain	4,827,032	6,973,302
	$6,459,807	$6,973,302

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

The components of accumulated earnings (losses) on a tax basis at the prior fiscal year ended October 31, 2019, were as follows 1:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Cost of investments	$173,789,241	$793,000,336	$48,162,871
Gross tax unrealized
appreciation	159,496,937	303,952,828	27,333,924
Gross tax unrealized
depreciation	(1,952,610)	(20,336,777)	(1,099,171)
Net unrealized appreciation
(depreciation)	157,544,327	283,616,051	26,234,753
Undistributed
ordinary income	1,267,955	8,338,763	1,632,762
Undistributed long-term
capital gain	23,419,146	50,046,308	4,827,012
Total distributable earnings	24,687,101	58,385,071	6,459,774
Other accumulated
gains (losses)	—	—	—
Total distributable
(accumulated)
earnings (losses)	$182,231,428	$342,001,122	$32,694,527

[1]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2020, was as follows:

	Large Cap	Mid Cap	Small Cap
	Growth	Growth	Growth
Maximum available credit	$15,000,000	$30,000,000	$10,000,000
Largest amount outstanding
on an individual day	—	1,349,000	—
Average balance when in use	—	652,750	—
Loan outstanding as
of April 30, 2020	—	—	—
Average interest rate when in use	—	4.75%	—

Interest expense for the six months ended April 30, 2020, is disclosed in the Statements of Operations, if applicable.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS April 30, 2020 (Unaudited) (Continued)

NOTE 7 – COVID-19 PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/2019 – 4/30/2020).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by Fund Services. An Individual Retirement Account will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited) (Continued)

Large Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2019	4/30/2020	11/1/2019 – 4/30/2020 [1]
Retail Class Actual	$1,000.00	$1,054.70	$4.90
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,020.09	4.82

Institutional Class Actual	1,000.00	1,055.70	3.63
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,021.33	3.57

[1]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 0.96% and 0.71%, respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2019	4/30/2020	11/1/2019 – 4/30/2020 [2]
Retail Class Actual	$1,000.00	$ 959.80	$5.21
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,019.54	5.37

Institutional Class Actual	1,000.00	960.90	4.00
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,020.79	4.12

[2]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.07% and 0.82%, respectively, multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended April 30, 2020 (Unaudited) (Continued)

Small Cap Growth
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	11/1/2019	4/30/2020	11/1/2019 – 4/30/2020 [3]
Retail Class Actual	$1,000.00	$ 943.90	$6.04
Retail Class Hypothetical
(5% return before expenses)	1,000.00	1,018.65	6.27

Institutional Class Actual	1,000.00	945.10	4.84
Institutional Class Hypothetical
(5% return before expenses)	1,000.00	1,019.89	5.02

[3]
For the Fund’s Retail and Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.25% and 1.00%, respectively (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

CONGRESS FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Prior to March 31, 2019, the Funds filed their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-PORT and Form N-Q reports are available on the SEC’s website at www.sec.gov. The information on the Funds’ Form N-PORT and Form N-Q may also be obtained by calling (888) 688-1299.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

(This Page Intentionally Left Blank.)

CONGRESS FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York  10019

Congress Large Cap Growth Fund
Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

Congress Mid Cap Growth Fund
Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress Small Cap Growth Fund
Retail Class	Institutional Class
Symbol – CSMVX	Symbol – CSMCX
CUSIP – 74316P728	CUSIP – 74316P710

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date      July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President/Principal Executive Officer

Date      July 8, 2020

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date      July 8, 2020

* Print the name and title of each signing officer under his or her signature.